EQUIPMENT (Details) - USD ($)	3 Months Ended	12 Months Ended
	May 31, 2017	Feb. 28, 2017	Feb. 29, 2016
Equipment, gross	$ 679,869	$ 679,869	$ 666,448
Accumulated depreciation and amortization	(287,900)	(265,234)	(169,396)
Equipment, net	$ 391,969	$ 414,635	497,052
Computer Equipment [Member]
Estimated useful life	5 years	5 years
Equipment, gross	$ 78,149	$ 78,149	76,075
Research Equipment [Member]
Estimated useful life	7 years	7 years
Equipment, gross	$ 601,720	$ 601,720	$ 590,373